Fair Value Measurement - Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price (Details)	Sep. 30, 2024	Dec. 31, 2023
Term (years) [Member]
Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price [Line Items]
Earnout liability	5	5.8
Volatility [Member]
Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price [Line Items]
Earnout liability	40	40
Risk-free rate [Member]
Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price [Line Items]
Earnout liability	3.55	3.8
Dividend yield [Member]
Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price [Line Items]
Earnout liability	0	0
Current stock price [Member]
Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price [Line Items]
Earnout liability	8.26	10.25